Commitments & Contingencies - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies [Line Items]
Underwriters option period	45 days	45 days	45 days
Underwriters option expiry date	Mar. 29, 2018	Mar. 29, 2018	Mar. 29, 2018
Underwriting discount per unit	$ 0.20	$ 0.20	$ 0.20
Payment for underwriting discount	$ 4,000,000	$ 4,000,000	$ 4,000,000
Deferred underwriting commissions per unit	$ 0.35	$ 0.35	$ 0.35
Deferred underwriting commission			$ 4,882,936
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Number of additional shares granted	3,000,000	3,000,000	3,000,000
Sale price per unit	$ 10.00	$ 10.00	$ 10.00
IPO [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting commission	$ 7,000,000	$ 7,000,000	$ 7,000,000